OTHER FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expense and Other Current Assets
Prepaid expense and other current assets were comprised of the following (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Clinical trials (1)	$3,544	$5,409
Clinical drug substance and product manufacturing (2)	1,998	9,888
Licenses	816	728
Outside research and development services (3)	642	265
Other	382	366
Prepaid expense and other current assets	$7,382	$16,656
(1) Relates primarily to the Company’s prepayments to third-party CROs for management of clinical trials and prepayments for drug supply to be used in combination with the Company’s therapeutics. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(2) Relates primarily to the Company’s usage of third-party CDMOs for clinical and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(3) Relates to the Company’s usage of third parties for other research and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.

Schedule of Property and Equipment
Property and equipment, net were comprised of the following (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Machinery and equipment	$9,758	$8,480
Computer software	3,984	53
Furniture, fixtures and other	556	540
Leasehold improvements	795	441
Construction in process (1)	—	3,592
Total property and equipment	15,093	13,106
Less: accumulated depreciation and amortization	(8,893)	(6,687)
Property and equipment, net	$6,200	$6,419
(1) As of December 31, 2023, consists of renovations to the Company’s office space and software not yet placed in service.
Depreciation and amortization expense for each of the years ended December 31, 2024 and December 31, 2023, and consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Research and development	$1,881	$992
General and administrative	404	199
Total depreciation and amortization expense	$2,285	$1,191

Schedule of Accrued Expenses
Accrued expenses were comprised of the following (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Clinical trials (1)	$14,796	$9,224
Compensation expense	7,726	6,506
Clinical drug substance and product manufacturing (2)	5,642	22,805
Other outside research and development (3)	632	1,129
Professional fees	629	780
Interest expense	—	2,348
Other	465	503
Accrued expenses	$29,890	$43,295
(1) Relates primarily to the Company’s usage of third-party CROs for management of clinical trials. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(2) Relates primarily to the Company’s usage of third-party CDMOs for clinical and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(3) Relates to the Company’s usage of third parties for other research and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.